RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
Certain Master Trust investments are shares of mutual funds, lifecycle funds, common collective trusts, separate account funds, and a money market fund managed by the Trustee. Fidelity is the trustee and recordkeeper as defined by the Master Trust; therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Master Trust for investment management services were included as a reduction of the return earned on each fund.
At December 31, 2025 and 2024, the Master Trust held 802,532 and 916,016 shares, respectively, of common stock of Rockwell Automation, the sponsoring employer, with a cost basis of $39,086,697 and $42,422,602, respectively, and a fair value of $312,241,125 and $261,788,213, respectively. During the years ended December 31, 2025 and 2024, purchases of shares by the Master Trust totaled $2,632,258 and $1,805,660, respectively, and sales by the Master Trust totaled $40,683,436 and $40,013,982, respectively.
During 2025 and 2024, dividends on Rockwell Automation common stock, held in the Master Trust, paid and/or credited to eligible Plan participants’ accounts totaled $4,526,945 and $5,014,249, respectively.
The Plan issues loans to participants, which are secured by the participant’s account balances. These transactions qualify as party-in-interest transactions. As of December 31, 2025 and 2024, notes receivable from participants totaled $17,893,054 and $16,582,155, respectively.